LEASES 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating leases, number of assets leased to third parties	3
Remaining length of lease period	1 year
Cost of vessels	$ 305,581	$ 305,581	$ 657,890	$ 657,890
Accumulated depreciation	(42,834)	(31,755)	(221,617)	(198,858)
Vessels leased to third parties [Member]
Cost of vessels	216,900	305,600
Accumulated depreciation	$ 28,600	$ 31,800